SHAREHOLDERS' EQUITY (DEFICIENCY) (Narrative - Convertible Preferred Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended	0 Months Ended
	Aug. 26, 2014	Jun. 02, 2014	May 02, 2014	Apr. 02, 2014	Sep. 24, 2013	Dec. 31, 2014	Jun. 26, 2014
Convertible preferred shares [Line Items]
Preferred shares converted into ordinary shares	7,838,640
Conversion ratio	1
Series D preferred shares [Member] | YEC [Member] | Share Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Shares converted					81,677	8,264
Aggregate purchase price					$ 9,896
Shares issued		1,377	1,377	1,377		4,131
Expected volatility (as a percent)						70.00%
Risk-free rate (as a percent)						0.10%
Dividend yield (as a percent)						0.00%
Series D-1 preferred shares [Member] | YEC [Member] | Share Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Shares converted					84,008
Aggregate purchase price					9,961	1,114
Issuance expenses					204
Conversion price (in dollars per share)					$ 121.000
Series D-2 preferred shares [Member] | YEC [Member] | Share Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Conversion price (in dollars per share)					$ 96.80
Series D-3 preferred shares [Member] | YEC [Member] | Share Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Conversion price (in dollars per share)					$ 101.197
Series D-4 preferred shares [Member] | YEC [Member] | Share Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Conversion price (in dollars per share)					$ 103.016
Series E preferred shares [Member] | Gabriel Capital Fund (US), L.P. [Member] | Securities Purchase Agreement [Member]
Convertible preferred shares [Line Items]
Preferred shares converted into ordinary shares							1,547,604
Shares converted							37,850
Aggregate purchase price							$ 13,000
Conversion price (in dollars per share)							$ 171.740
Shares issued							75,695